Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Work in process	$ 5,008	$ 4,547
Finished goods	5,109	5,608
Total	$ 10,117	$ 10,155